Current Liabilities - Provisions	12 Months Ended
Jun. 30, 2023
Current provisions [abstract]
Current Liabilities - Provisions	Note 23. Current Liabilities - Provisions

	June 30, 2023	June 30, 2022

	US$	US$
Annual leave	500,361	383,220
Long service leave	252,939	212,983
Total current provisions	753,300	596,203